Subsequent events - Dividend and Stock split (Details) - USD ($) $ in Thousands			6 Months Ended
	Apr. 12, 2018	Feb. 12, 2018	Jun. 30, 2018	Jun. 30, 2017
Subsequent Event
Dividends paid			$ 1,291,494	$ 0
Stockholders' Equity Note, Stock Split	3022259.23
Subsequent Event
Subsequent Event
Dividends paid		$ 1,112,000
Stockholders' Equity Note, Stock Split	3,022,259.23